OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 4,197,620	$ 3,141,867
Others	620,023	190,568
Less: provision for doubtful accounts	(20,621)	(8,903)
Other current assets	$ 4,797,022	$ 3,323,532